SHARE-BASED COMPENSATION (Details Narrative) - USD ($)												6 Months Ended	12 Months Ended
	Aug. 26, 2024	Dec. 05, 2023	Oct. 11, 2023	Jul. 31, 2023	Mar. 22, 2023	Dec. 22, 2022	Dec. 31, 2021	Dec. 02, 2021	Aug. 11, 2021	Jun. 01, 2020	Dec. 27, 2018	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Adjustments to APIC for share based compensation												$ 30,165	$ 60,831	$ 163,621
Mr. Yin-Chieh Cheng [Member] | Series A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option award											250,000
Warrants granted											5,000,000
Exercise price											$ 0.50
Mr. Shun-Chih Chuang [Member] | Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted								75,000		50,000
Exercise price								$ 0.50		$ 0.50
Share price										$ 0.50
Mr. Hsien-Wen Yu [Member] | Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted								60,000		60,000
Two Employees [Member] | Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted								70,000		50,000
Exercise price								$ 0.50		$ 0.50
Mr. Michael A. Littman [Member] | Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted										50,000
Exercise price										$ 0.50
Warrants exercised, shares									50,000
Mr. Michael A. Littman [Member] | Class B Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted										50,000
Exercise price										$ 1.00
Warrants exercised, shares									50,000
Mr.Shun Chih-Chuang And Five Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares							505,000
Chen-Chun Chung [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares						150,000
TraDigital [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares						75,000
Hanover International, Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares					450,000
Mr. Andy Chin-An Jin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares		60,000
Restricted shares of common stock				240,000
Number of shares vested	180,000
Mr. Nick Chang [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares			20,000